Registration No. 333-103202
                                                    Registration No. 811-04335
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [_]

         Pre-Effective Amendment No.                                  [_]

         Post-Effective Amendment No. 11                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]


         Amendment No. 54                                             [X]


                        (Check appropriate box or boxes)

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                               SEPARATE ACCOUNT FP
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                            -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (212) 554-1234

                            -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


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                  Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

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     Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  On September 5, 2008 pursuant to paragraph (b) of Rule 485.

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]  On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account FP.

                                      NOTE


Pursuant to Rule 485(b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 11 is to delay the effective date of Post-Effective Amendment No. 9, which was filed on or about May 29, 2008. The Parts A, B and C of Post-Effective Amendment No. 9 are hereby incorporated by reference. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of August, 2008.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY
                                              (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                           (Dodie Kent)
                                            Vice President and
                                            Associate General Counsel

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on the 21st day of August, 2008.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                (Dodie Kent)
                                                 Vice President and
                                                 Associate General Counsel

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

  Christopher M. Condron     Anthony J. Hamilton           Joseph H. Moglia
  Henri de Castries          Mary R. (Nina) Henderson      Lorie A. Slutsky
  Denis Duverne              James F. Higgins              Ezra Suleiman
  Charlynn Goins             Scott D. Miller               Peter J. Tobin






*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
     Attorney-in-Fact
     August 21, 2008